Equity method investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2016	Jul. 31, 2016	May 31, 2006	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018
Equity method investments (Details) [Line Items]
Invested amount	¥ 10,000	¥ 9,000	¥ 250
Additional investment							¥ 3,750
Recognized (loss)/gain on equity method investments				¥ (1,532)	¥ 2,658	¥ (149)
SKT Education Technology Co Ltd [Member]
Equity method investments (Details) [Line Items]
Equity interests percentage	20.00%	15.00%	30.00%